Commitments - Summary of lease commitments - operating (Detail) $ in Thousands	Jun. 30, 2017 AUD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments - operating	$ 328
1 year or less [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments - operating	250
One to five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease commitments - operating	$ 78